Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	1.95947%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,114,060.84

Principal:
Principal Collections	$14,209,755.00
Prepayments in Full	$7,366,068.04
Liquidation Proceeds	$185,019.12
Recoveries	$86,795.81
Sub Total	$21,847,637.97
Collections	$22,961,698.81

Purchase Amounts:
Purchase Amounts Related to Principal	$128,982.37
Purchase Amounts Related to Interest	$444.73
Sub Total	$129,427.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,091,125.91

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,091,125.91
Servicing Fee	$382,189.08	$382,189.08	$0.00	$0.00	$22,708,936.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,708,936.83
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,708,936.83
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,708,936.83
Interest - Class A-3 Notes	$285,080.34	$285,080.34	$0.00	$0.00	$22,423,856.49
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$22,286,816.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,286,816.49
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$22,235,762.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,235,762.16
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$22,197,345.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,197,345.91
Regular Principal Payment	$20,128,611.98	$20,128,611.98	$0.00	$0.00	$2,068,733.93
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,068,733.93
Residual Released to Depositor	$0.00	$2,068,733.93	$0.00	$0.00	$0.00
Total		$23,091,125.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,128,611.98
Total					$20,128,611.98

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,128,611.98	$65.95	$285,080.34	$0.93	$20,413,692.32	$66.88
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$20,128,611.98	$19.12	$511,590.92	$0.49	$20,640,202.90	$19.61

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$246,112,526.02	0.8063975	$225,983,914.04	0.7404453
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$401,522,526.02	0.3814542	$381,393,914.04	0.3623316

Pool Information
Weighted Average APR	2.726%	2.718%
Weighted Average Remaining Term	37.58	36.76
Number of Receivables Outstanding	28,412	27,774
Pool Balance	$458,626,894.06	$436,410,707.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$423,733,299.49	$403,271,444.71
Pool Factor	0.4008401	0.3814232

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$6,546,160.61
Yield Supplement Overcollateralization Amount	$33,139,262.76
Targeted Overcollateralization Amount	$55,016,793.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,016,793.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$326,362.06
(Recoveries)		79	$86,795.81
Net Loss for Current Collection Period			$239,566.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6268%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3632%
Second Prior Collection Period			0.9283%
Prior Collection Period			0.6600%
Current Collection Period			0.6424%
Four Month Average (Current and Prior Three Collection Periods)			0.6485%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,893	$7,365,717.58
(Cumulative Recoveries)			$851,415.62
Cumulative Net Loss for All Collection Periods			$6,514,301.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5694%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,891.03
Average Net Loss for Receivables that have experienced a Realized Loss			$3,441.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.50%	327	$6,543,930.48
61-90 Days Delinquent	0.18%	40	$787,275.32
91-120 Days Delinquent	0.04%	8	$183,917.31
Over 120 Days Delinquent	0.15%	28	$663,854.19
Total Delinquent Receivables	1.87%	403	$8,178,977.30

Repossession Inventory:
Repossessed in the Current Collection Period		24	$446,952.23
Total Repossessed Inventory		38	$772,900.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2826%
Prior Collection Period			0.2640%
Current Collection Period			0.2736%
Three Month Average			0.2734%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3747%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer